Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Dingsheng Taifu (Tianjin) Business Information Consulting Partnership (Limited Partnership) [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Controlled by a direct relative of CEO	Controlled by a direct relative of CEO
Chengdu Brightfututure Education Technology Co.,Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of Name of Related Parties and Relationship [Line Items]
Relationship with the Company	Controlled by a direct relative of CEO	Controlled by a direct relative of CEO